SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

35) SUBSEQUENT EVENTS

a) Infringement notice from the Brazilian Federal Revenue Service (“RFB”) against the Company

On February 3, 2020, the RFB issued a tax assessment notice against the Company, in the amount of R$983,487, alleging insufficient payment of income tax at source on capital gain on the sale of the GVT Group to the Company. Although the preliminary assessment is that there was no insufficiency in the payment of said tax, the Company is protected by an indemnity clause in the purchase and sale agreement signed with the seller, with respect to any losses related to income tax at source on capital gain of the GVT Group in said transaction.

b) Sale of the Company's towers

On February 7, 2020, the Company concluded the sale of 1,909 structures (rooftops and towers) of its ownership to Telxius Torres Brasil Ltda., indirect subsidiary of Telefónica S.A., for the total amount of R$641 million. The conclusion came after the fulfillment of all suspensive conditions common to this type of operation, including its approval by the Administrative Council for Economic Defense - CADE.

c) Interim interest on equity declared by the Company

At a meeting held on February 14, 2020, calling upon the General Shareholders’ Meeting to be held in 2021, the Board of Directors approved the payment of interest on equity for the fiscal year 2020, under the terms of article 28 of the Company’s Articles of Incorporation, article 9 of Law No. 9249/95 and CVM Ruling No. 638/12, in the gross amount of R$270,000, equivalent to 0.14994770587 per common share and 0.16494247646 per preferred share, corresponding to a net amount of Withholding Income Tax (IRRF) of R$229,500, equivalent to 0.12745554999 per common share and 0.14020110499 per preferred share, calculated based on the balance sheet of the January 31, 2020.

Payment thereof will be made up to the end of fiscal year 2021, on a date to be set by the Board of Directors and timely communicated to the market, being paid individually to shareholders, according to the ownership structure contained in the Company's records, through the end of day February 28, 2020.